DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Nov. 10, 2021	Jun. 22, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 13, 2020
Shares convertible in merger					2.98
Net increase in cash from business combination	$ 243,900				$ 243,900
Transaction costs	$ 70,200				70,200
Net losses			$ (18,447)	$ (8,482)	(124,213)	$ (21,531)
Accumulated deficit			(201,350)		(182,903)	(58,690)
Net cash used in operating activities			(18,225)	(6,791)	(64,909)	(19,130)
Cash and cash equivalents			$ 244,488	$ 21,562	264,615	11,055
Available-for-sale investments					$ 0	$ 53,553
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Private Placement Warrants [Member]
Exercise price			$ 11.50		$ 11.50
Private Placement Warrants [Member] | Northern Genesis Acquisition Corp. II
Exercise price							$ 11.50
Public Warrants [Member]
Exercise price			$ 11.50		$ 11.50
Public Warrants [Member] | Northern Genesis Acquisition Corp. II
Exercise price							$ 11.50
Maximum | Northern Genesis Acquisition Corp. II | Series C Preferred Stock
Business Combination Stock Issued		$ 5,000